Consolidated Balance Sheets (current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents (Note 1)	$ 353,777	$ 519,847
Restricted cash (Note 1)	7,025	8,123
Inventories (Note 7)	15,868	14,121
Fair value of derivatives (Notes 18 and 19)	6,170	5,349
Insurance claims receivable	11,369	7,005
Time charter assumed	7	74
Vessels held for sale (Note 8)	45,494	0
Accrued charter revenue (Note 12)	5,975	5,576
Short-term investments (Note 6)	19,604	19,276
Investment in leaseback vessels (Note 11(b))	58,100	55,075
Prepayments and other assets	58,533	44,642
Total current assets	598,104	690,668
FIXED ASSETS, NET:
Vessels and advances, net (Note 8)	2,973,376	2,738,982
Total fixed assets, net	2,973,376	2,738,982
OTHER NON-CURRENT ASSETS:
Investment in leaseback vessels, non-current (Note 11(b))	293,222	309,515
Accounts receivable, non-current (Note 4)	1,875	2,025
Deferred charges, net (Note 9)	68,030	53,792
Due from related parties, non-current (Note 4)	1,050	1,125
Net investment in sales type lease vessels, non-current (Note 11(c))	17,045	11,282
Restricted cash, non-current (Note 1)	42,584	42,307
Accrued charter revenue, non-current (Note 12)	3,999	3,672
Fair value of derivatives, non-current (Notes 18 and 19)	9,425	9,294
Total non-current assets	437,230	433,012
Total assets	4,008,710	3,862,662
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	231,671	268,131
Accrued liabilities	19,155	22,620
Unearned revenue (Note 12)	50,980	42,627
Fair value of derivatives (Notes 18 and 19)	185	24
Other current liabilities	33,397	46,675
Total current liabilities	371,666	398,568
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,272,751	1,246,707
Fair value of derivatives, non-current portion (Notes 18 and 19)	0	45
Unearned revenue, net of current portion (Note 12)	36,911	43,161
Other non-current liabilities	35,691	15,225
Total non-current liabilities	1,345,353	1,305,138
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	13	13
Treasury stock (Note 14)	(120,095)	(120,095)
Additional paid-in capital	1,338,001	1,333,223
Retained earnings	993,569	868,733
Accumulated other comprehensive income (Notes 18 and 20)	7,926	4,320
Total Costamare Inc. stockholders’ equity	2,219,414	2,086,194
Non-controlling interest (Note 1)	72,277	72,762
Total stockholders’ equity	2,291,691	2,158,956
Total liabilities and stockholders’ equity	4,008,710	3,862,662
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 4)	16,107	11,580
CURRENT LIABILITIES:
Accounts payable	26,350	11,267
Related Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 4)	75	0
CURRENT LIABILITIES:
Accounts payable	$ 9,928	$ 7,224